Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,028	$ 18,654
Less: accumulated depreciation	(2,969)	(4,961)
Property and equipment, net	7,059	13,693
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	7,592	15,977
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	552	685
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	35	152
Office improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,849	$ 1,840